EQUITY (Tables)	6 Months Ended
Jun. 30, 2019
Equity [abstract]
Disclosure of components of common equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	2019	2018
Common shares	$4,482	$4,457
Contributed surplus	279	271
Retained earnings	14,870	14,244
Ownership changes	1,113	645
Accumulated other comprehensive income	5,915	6,030
Common equity	$26,659	$25,647

Schedule of equity
Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
Outstanding, beginning of period[1]	955,311,717	956,988,539	955,142,841	958,773,120
Issued (repurchased)
Repurchases	(1,176,680)	(11,496)	(2,142,808)	(5,243,120)
Long-term share ownership plans[2]	1,694,347	449,598	2,787,243	3,845,693
Dividend reinvestment plan and others	35,812	55,656	77,920	106,604
Outstanding, end of period[3]	955,865,196	957,482,297	955,865,196	957,482,297

1.	Net of 37,538,531 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2018 (December 31, 2017 – 30,569,215).

2.	Includes management share option plan and restricted stock plan.

3.	Net of 38,928,757 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2019 (June 30, 2018 – 34,000,896).
The number of issued and outstanding common shares and unexercised options are as follows:

AS AT JUN. 30, 2019 AND DEC. 31, 2018	2019	2018
Class A shares[1]	955,780,076	955,057,721
Class B shares	85,120	85,120
Shares outstanding[1]	955,865,196	955,142,841
Unexercised options and other share-based plans[2]	47,354,351	42,086,712
Total diluted shares	1,003,219,547	997,229,553

1.	Net of 38,928,757 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2019 (December 31, 2018 – 37,538,531).

2.	Includes management share option plan and escrowed stock plan

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
Net income attributable to shareholders	$399	$680	$1,014	$1,537
Preferred share dividends	(38)	(38)	(75)	(76)
Dilutive effect of conversion of subsidiary preferred shares	(5)	(34)	(18)	(67)
Net income available to shareholders	$356	$608	$921	$1,394

Weighted average – common shares	955.5	957.1	955.4	957.6
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	22.8	18.1	21.2	18.6
Common shares and common share equivalents	978.3	975.2	976.6	976.2